LEASE - Supplementary Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 171,977		¥ 117,774
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 332,428	$ 47,537	¥ 639,386	¥ 156,534
Weighted average remaining lease term
Operating leases	3 years 7 months 6 days	3 years 7 months 6 days	4 years
Weighted average discount rate
Operating leases	5.40%	5.40%	6.80%